UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ---------------------------------
Address:  325 N. LaSalle Street
          ---------------------------------
          Suite 645
          ---------------------------------
          Chicago, IL  60654
          ---------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/Jonathan M. Mohrhardt        Chicago, IL          November 15, 2010
 ------------------------    -------------------      ------------------
          [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                        80
                                            ---------------------
Form 13F Information Table Value Total:                   358,868
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             RIVERNORTH CAPITAL MANAGEMENT, LLC
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES/     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP     (in $)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
AFFILIATED MANAGERS GROUP           COM        008252108    944        12,100    SH            SOLE               12,100
ALLIANCEBERNSTEIN INCOME FUN        COM        01881E101   2,908      347,016    SH            SOLE              347,016
APOLLO COML REAL EST FIN INC      COM NEW      03762U105   5,769      358,968    SH            SOLE              358,968
ARTIO GLOBAL INVS INC          COM CL A NEW    04315B107   1,955      127,777    SH            SOLE              127,777
BLACKROCK CREDIT ALL INC TR         COM        092508100   2,075      158,020    SH            SOLE              158,020
BLACKROCK DEFINED OPPRTY CR         COM        09255Q105    521        39,310    SH            SOLE               39,310
BLUE CHIP VALUE FD INC              COM        095333100   3,849    1,173,534    SH            SOLE            1,173,534
BOULDER GROWTH & INCOME FD I        COM        101507101   4,327      697,770    SH            SOLE              697,770
BOULDER TOTAL RETURN FD INC         COM        101541100   4,428      292,833    SH            SOLE              292,833
CALAMOS STRATEGIC TOTL RETN      COM SH BEN    128125101   2,452      278,030    SH            SOLE              278,030
                                   INT
CENTRAL EUROPE & RUSSIA FD I        COM        153436100   2,857       76,441    SH            SOLE               76,441
CHINA FD INC                        COM        169373107   3,341      101,544    SH            SOLE              101,544
CLOUGH GLOBAL EQUITY FD             COM        18914C100   6,385      450,287    SH            SOLE              450,287
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT     18914E106  10,766      849,077    SH            SOLE              849,077
COHEN & STEERS INFRASTRUCTUR     COM NEW       19248A109   4,810      302,114    SH            SOLE              302,114
CUSHING MLP TOTAL RETURN FD      COM SHS       231631102    672        79,854    SH            SOLE               79,854
DCA TOTAL RETURN FD              COM NEW       233066109   1,104      361,838    SH            SOLE              361,838
DIAMOND HILL FINL TRNDS FD I        COM        25264C101   1,736      196,821    SH            SOLE              196,821
DTF TAX-FREE INCOME INC             COM        23334J107   1,234       74,880    SH            SOLE               74,880
DWS DREMAN VAL INCOME EDGE F        COM        23339M204   9,177      684,847    SH            SOLE              684,847
EAGLE CAP GROWTH FD INC             COM        269451100    460        76,451    SH            SOLE               76,451
EATON VANCE NATL MUN OPPORT      COM SHS       27829L105    419        19,449    SH            SOLE               19,449
EATON VANCE RISK MNGD DIV EQ     COM NEW       27829G106   1,130       81,178    SH            SOLE               81,178
FIFTH STREET FINANCE CORP        COM NEW       31678A103   2,401      215,560    SH            SOLE              215,560
FIRST TR FOUR CRNRS SR FLT R     COM SHS       33733Q107   1,872      136,909    SH            SOLE              136,909
FIRST TR/FOUR CRNRS SR FLOAT        COM        33733U108   9,047      687,969    SH            SOLE              687,969
FRANKLIN TEMPLETON LTD DUR I        COM        35472T101   2,873      215,212    SH            SOLE              215,212
GABELLI CONV & INCOME SECS F   CONV SECS FD    36240B109     85        14,489    SH            SOLE               14,489
GABELLI DIVID & INCOME TR           COM        36242H104   7,029      504,987    SH            SOLE              504,987
GENERAL AMERN INVS INC              COM        368802104   4,226      173,380    SH            SOLE              173,380
H & Q LIFE SCIENCES INVS        SH BEN INT     404053100   6,046      630,448    SH            SOLE              630,448
HIGHLAND CR STRATEGIES FD           COM        43005Q107   1,488      202,969    SH            SOLE              202,969
ING PRIME RATE TR                SH BEN INT    44977W106    738       128,732    SH            SOLE              128,732
INVESCO VAN KAMP DYN CRDT OP        COM        46132R104   1,493      125,120    SH            SOLE              125,120

                                                            RIVERNORTH CAPITAL MANAGEMENT, LLC
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES/     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP     (in $)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
INVESCO VAN KAMPEN SR INC TR        COM        46131H107   2,196      475,271    SH            SOLE              475,271
ISHARES TR INDEX               S&P 100 IDX FD  464287101  17,363      337,153    SH            SOLE              337,153
ISHARES TR INDEX               MSCI EMERG MKT  464287234   7,917      176,839    SH            SOLE              176,839
ISHARES TR INDEX              BARCLYS TIPS BD  464287176   5,900       54,100    SH            SOLE               54,100
ISHARES TR INDEX               MSCI EAFE IDX   464287465   5,492      100,000    SH            SOLE              100,000
ISHARES TR INDEX               RUSSELL100GRW   464287614   3,110       60,537    SH            SOLE               60,537
ISHARES TR                       FTSE XNHUA    464287184   2,186       51,050    SH            SOLE               51,050
                                  IDX NEW
ISHARES TR                   S&P NTL AMTFREE   464288414    879         8,237    SH            SOLE                8,237
LEGG MASON INC                     COM         524901105    356        11,736    SH            SOLE               11,736
LIBERTY ALL STAR EQUITY FD      SH BEN INT     530158104  18,094    4,103,024    SH            SOLE            4,103,024
LIBERTY ALL-STAR GROWTH FD I       COM         529900102   1,267      332,587    SH            SOLE              332,587
LMP CAP & INCOME FD INC            COM         50208A102  10,244      897,839    SH            SOLE              897,839
LMP CORPORATE LN FD INC            COM         50208B100   1,488      133,581    SH            SOLE              133,581
MACQUARIE GLBL INFRA TOTL RE       COM         55608D101   4,373      264,737    SH            SOLE              264,737
MONTGOMERY STR INCOME SECS  I      COM         614115103   1,341       82,095    SH            SOLE               82,095
MORGAN STANLEY EM MKTS DM DE       COM         617477104    753        44,056    SH            SOLE               44,056
NEUBERGER BERMAN CA INT MUN        COM         64123C101    342        22,730    SH            SOLE               22,730
NFJ DIVID INT & PREM STRTGY      COM SHS       65337H109  20,912    1,326,901    SH            SOLE            1,326,901
NUVEEN FLOATING RATE INCOME        COM         67072T108   3,362      302,857    SH            SOLE              302,857
NUVEEN MULTI STRAT INC & GR        COM         67073B106   5,501      656,440    SH            SOLE              656,440
NUVEEN MULTI STRAT INC GR FD     COM SHS       67073D102  10,357   1,172,877     SH            SOLE            1,172,877
PIMCO INCOME OPPORTUNITY FD        COM         72202B100   7,928     299,501     SH            SOLE              299,501
PIMCO INCOME STRATEGY FUND I       COM         72201J104   9,302     922,862     SH            SOLE              922,862
POWERSHARES ETF TRUST         FTSE RAFI 1000   73935X583  11,453    227,568      SH            SOLE              227,568
POWERSHARES GLOBAL ETF TRUST  WK VRDO TX FR    73936T433    341      13,630      SH            SOLE               13,630
PROSHARES TR                    PSHS ULTSH     74347R297   5,014    160,455      SH            SOLE              160,455
                                  20YRS
PROSHARES TR                 PSHS ULSHRUS2000  74347R834   4,246    242,793      SH            SOLE              242,793
                                   NEW
PROSHARES TR                    PSHS ULSHT     74347R883   1,075     36,341      SH            SOLE               36,341
                                  SP500
PUTNAM MUN OPPORTUNITIES TR    SH BEN INT      746922103   1,660    135,497      SH            SOLE              135,497
ROYCE VALUE TR INC                 COM         780910105  22,070  1,817,965      SH            SOLE            1,817,965
RYDEX ETF TRUST                TOP 50 ETF      78355W205   9,746    118,563      SH            SOLE              118,563
SOURCE CAP INC                     COM         836144105    469      10,095      SH            SOLE               10,095
SPDR SERIES TRUST           BRCLYS CAP CONV    78464A359   4,315    111,000      SH            SOLE              111,000
SPDR SERIES TRUST              NUVN BRCLY      78464A458    479      20,359      SH            SOLE               20,359
                                  MUNI
SPECIAL OPPORTUNITIES FD INC       COM         84741T104   4,185    300,187      SH            SOLE              300,187
SUNAMERICA FCSED ALPHA GRW F       COM         867037103   9,636    610,657      SH            SOLE              610,657
SUNAMERICA FOCUSE ALPHA LC F       COM         867038101   3,797    262,419      SH            SOLE              262,419
TCW STRATEGIC INCOME FUND IN       COM         872340104   7,392  1,394,634      SH            SOLE            1,394,634

                                                            RIVERNORTH CAPITAL MANAGEMENT, LLC
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES/     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP     (in $)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
TEMPLETON EMERGING MKTS FD I       COM         880191101   2,900    132,241      SH            SOLE              132,241
TORTOISE CAP RES CORP           COM NEW        89147N304   1,009    180,261      SH            SOLE              180,261
TRI CONTL CORP                     COM         895436103   8,187    663,997      SH            SOLE              663,997
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF      922042858   1,137     25,000      SH            SOLE               25,000
VIRTUS INVT PARTNERS INC           COM         92828Q109   2,652     87,630      SH            SOLE               87,630
WESTERN ASSET CLYM INFL OPP        COM         95766R104   3,314    262,585      SH            SOLE              262,585
WESTERN ASSET GLOBAL CP DEFI       COM         95790C107   2,288    120,929      SH            SOLE              120,929
ZWEIG TOTAL RETURN FD INC        COM NEW       989837109    224      58,917      SH            SOLE               58,917
TOTAL                                                     358,868